As filed with the Securities and Exchange Commission on March 18, 2011

1933 Act File No. 033-57986

1940 Act File No. 811-07470

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 56	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 57	☒
(Check appropriate box or boxes.)

EAGLE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

RICHARD J. ROSSI, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 55 to the Registrant’s registration statement on March 1, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of March 18, 2011.

EAGLE SERIES TRUST

By:	/s/ J. Cooper Abbott
J. Cooper Abbott, Executive Vice President,
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 56 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Richard J. Rossi Richard J. Rossi	President	March 18, 2011

/s/ Richard K. Riess* Richard K. Riess	Trustee	March 18, 2011

/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	March 18, 2011

/s/ C. Andrew Graham* C. Andrew Graham	Trustee	March 18, 2011

/s/ Lincoln Kinnicutt* Lincoln Kinnicutt	Trustee	March 18, 2011

/s/ William J. Meurer* William J. Meurer	Trustee	March 18, 2011

/s/ James L. Pappas* James L. Pappas	Trustee	March 18, 2011

/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	March 18, 2011

/s/ Mathew J. Calabro Mathew J. Calabro	Principal Financial Officer	March 18, 2011

*By:	/s/ Richard J. Rossi
Richard J. Rossi,
Attorney-In-Fact

Exhibit Index

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase